Property and Equipment, Net (Details) - USD ($)			12 Months Ended
	Apr. 11, 2025	Dec. 22, 2024	Sep. 30, 2025	Sep. 30, 2024
Property And Equipment, Net [Line Items]
Depreciation expenses			$ 189,096	$ 203,780
Property, Plant and Equipment, Net			$ 433,677	$ 1,597,823
Land and Building [Member]
Property And Equipment, Net [Line Items]
Depreciation expenses	$ 495,682	$ 1,075,741
Gross proceeds	325,000	1,700,000
Settlement and transaction costs	34,397	242,475
Net proceeds	290,603	1,457,525
Property, Plant and Equipment, Net	442,129	825,764
Accumulated depreciation	53,553	249,977
Recognized gain	$ 151,526	$ 631,761